Additional Info Related to Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 13,197	$ 13,377	$ 13,741
Interest Income Recognized	451	586	480
Interest Income Recognized on Cash Basis	65	150	221
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,891	5,890	6,940
Interest Income Recognized	110	142	257
Interest Income Recognized on Cash Basis	7	47	180
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	6,268	6,487	5,653
Interest Income Recognized	308	391	164
Interest Income Recognized on Cash Basis	34	72	0
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	953	961	924
Interest Income Recognized	29	50	23
Interest Income Recognized on Cash Basis	20	28	5
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	85	29	224
Interest Income Recognized	4	3	36
Interest Income Recognized on Cash Basis	$ 4	3	$ 36
Consumer: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		10
Interest Income Recognized		0
Interest Income Recognized on Cash Basis		$ 0